Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0000101984
Registrant Name	UNIVERSAL ELECTRONICS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES